Private Placement Warrants - Schedule of Change in Fair Value of Warrant Liability (Details) - Warrant Liability [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value at Beginning	$ 86	$ 24
Change in estimated fair value	(86)	62
Estimated fair value at Ending		$ 86